Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Consolidated statements of comprehensive income [Abstract]
Loss for the period	$ (11,064)	$ (38,265)
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	28,004	(54,699)
Currency translation differences	(2,480)	(31,425)
Tax effect	(5,510)	13,594
Net income/(expenses) recognized directly in equity	20,014	(72,530)
Cash flow hedges	14,038	14,529
Tax effect	(3,510)	(3,632)
Transfers to income statement	10,528	10,897
Other comprehensive income/(loss)	30,542	(61,633)
Total comprehensive income/(loss) for the period	19,478	(99,898)
Total comprehensive (income)/loss attributable to non-controlling interests	(8,346)	8,891
Total comprehensive income/(loss) attributable to the Company	$ 11,132	$ (91,007)